Note 4 - Segment and Revenue Information - Contribution by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue		$ 331,037	$ 250,991	$ 165,056
Technology and platform fees		(4,104)	(4,472)	(3,315)
Content cost		(3,834)	(3,712)	(4,312)
Cost of inventory sold		(46,650)	(5,507)	(700)
Contribution by segment		160,073	115,800	103,235
Browser and News [member]
Statement Line Items [Line Items]
Revenue		328,356	248,013	155,472
Technology and platform fees		(4,103)	(3,899)	(3,315)
Content cost		(3,834)	(3,712)	(4,312)
Cost of inventory sold		(46,650)	(5,506)	0
Other cost of revenue		0	0	140
Marketing and distribution expenses		(114,522)	(120,385)	(47,042)
Credit loss expense	[1]	(1,436)	(557)	(568)
Total direct expenses		(170,545)	(134,059)	(55,097)
Contribution by segment		157,811	113,954	100,375
All other segments [member]
Statement Line Items [Line Items]
Revenue		2,681	2,978	9,584
Technology and platform fees		(1)	(573)	0
Cost of inventory sold		0	(1)	(700)
Other cost of revenue		0	0	(3,925)
Marketing and distribution expenses		(466)	(559)	(818)
Credit loss expense	[1]	49	0	(1,281)
Total direct expenses		(418)	(1,132)	(6,724)
Contribution by segment		2,263	1,846	2,860
Search [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		140,162	121,961	84,180
Advertising [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		187,405	123,870	71,292
Advertising [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		29	40	216
Technology licensing and other [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		789	2,182	0
Technology licensing and other [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 2,652	$ 2,937	$ 9,368

[1]	For the Browser and News segment, Credit loss expense in the segment reporting is consistent with Other credit loss expense in the Statement of Operations, while for the Fintech segment, Credit loss expense is consistent with Other changes in fair value of loans to customers in the Statement of Operations.